Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Investment Properties

Buildings RMB million
Cost
As at 1 January 2020	12,898
Additions	2,487

As at 31 December 2020	15,385

Accumulated depreciation
As at 1 January 2020	(757)
Additions	(411)

As at 31 December 2020	(1,168)

Net book value
As at 1 January 2020	12,141

As at 31 December 2020	14,217

Fair value
As at 1 January 2020	14,870

As at 31 December 2020	17,285

Buildings RMB million
Cost
As at 1 January 2019	10,227
Additions	3,022
Deductions	(351)

As at 31 December 2019	12,898

Accumulated depreciation
As at 1 January 2019	(480)
Additions	(325)
Deductions	48

As at 31 December 2019	(757)

Net book value
As at 1 January 2019	9,747

As at 31 December 2019	12,141

Fair value
As at 1 January 2019	12,449

As at 31 December 2019	14,870